Submission	Aug. 03, 2026
Submission [Line Items]
Central Index Key	0000078100
Registrant Name	PECO ENERGY CO
Registration File Number	333-277223
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES